Financial statements preparation - Critical accounting assumptions and estimates (Details) - Computer software - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Oct. 01, 2020	Sep. 30, 2020
Financial statements preparation
Threshold amount for capitalisation for software development costs		$ 20	$ 1
Increase in operating expenses	$ 191
Reduced profit before income tax	$ 191